Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Accrued Expenses [Abstract]
Accrued Expenses
	December 31,
	2014	2015
Accrued loan and swap interest	$980,838	$665,707
Accrued vessel voyage and operating expenses	901,402	1,135,747
Accrued professional fees	270,559	226,963
Accrued finance expenses	50,000	50,000
Other sundry liabilities and accruals	79,825	49,119
Total	$2,282,624	$2,127,536